TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

22. TRADE RECEIVABLES AND OTHER CURRENT ASSETS

Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2018	2017
Trade receivables	$339	$360
Prepaids and others	114	112
Other short-term receivables	109	82
Current portion of contract asset	45	-
	$607	$554

As at December 31, 2018, 74% (2017: 99%) of trade receivables were current. The decrease in current receivables is due to timing of settlement. Brookfield Renewable does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2018 and 2017 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.